Common Stock and Stock-Based Compensation - Schedule of RSU Activity and Related Information (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Common Stock and Stock-Based Compensation - Schedule of RSU Activity and Related Information (Details) [Line Items]
Number of RSUs Outstanding, Balance beginning	1,117,835	620,756
Weighted- Average Grant Date Fair Value Per Share, Balance beginning	$ 13.64	$ 22.11
Number of RSUs Outstanding, Granted	990,975	1,011,680
Weighted- Average Grant Date Fair Value Per Share, Granted	$ 9.54	$ 9.95
Number of RSUs Outstanding, Vested	(1,062,212)
Weighted- Average Grant Date Fair Value Per Share, Vested	$ 13.64
Number of RSUs Outstanding, Forfeited	(155,805)	(514,601)
Weighted- Average Grant Date Fair Value Per Share, Forfeited	$ 9.13	$ 16.39
Number of RSUs Outstanding, Balance ending	890,793	1,117,835
Weighted- Average Grant Date Fair Value Per Share, Balance ending	$ 9.69	$ 13.64